UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/01

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon/Alan B. Slifka Management Company
Address: 477 Madison Avenu
         8th Floor
         New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     October 16, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $161,136 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abraxas Petroleum Corp         COMMON           003830106     1312   993985          SOLE                   993985
AT&T Corp                      COMMON           001957109     9436   520200          SOLE                   520200
Aviron                         COMMON           053762100    31134   626063          SOLE                   626063
Bard CR Inc                    COMMON           067383109    36270   562326          SOLE                   562326
Cor Therapeutics               COMMON           217753102     3933   164358          SOLE                   164358
Covad                          COMMON           222814204       54    19052          SOLE                    19052
Edison International           COMMON           281020107     8911   590100          SOLE                   590100
Hot Jobs.com                   COMMON           441474103    14254  1371893          SOLE                  1371893
Pacific Gas&Electric           COMMON           69331C108     5343   277699          SOLE                   277699
Storage USA Inc                COMMON           861907103     6731   159877          SOLE                   159877
Willamette Industries          COMMON           969133107    40782   782458          SOLE                   782458
Worldport Comm Restricted      COMMON           98155j105       92   224162          SOLE                   224162
Mcleod Usa Preferred Stock     PREFERRED        582266201       69     3118          SOLE                     3118
Cooper Industries Apr 35       OPTION           216669101      138      261     PUT  SOLE                      261
Kmart March 5                  OPTION           482584109       67      956     PUT  SOLE                      956
Kmart March 7.5                OPTION           482584109     1403     5293     PUT  SOLE                     5293
Lincare Holdings May 27.5      OPTION           532791100      110      394     PUT  SOLE                      394
Lincare Holdings May 30        OPTION           532791100       41       97     PUT  SOLE                       97
Willamette Industries Jan 40   OPTION           969133107       62     3121     PUT  SOLE                     3121
Willamette Industries Jan 45   OPTION           969133107      104     1040     PUT  SOLE                     1040
Willamette Industries Jan 50   OPTION           969133107      890     2282     CALL SOLE                     2282